N-2 - USD ($)		May 14, 2026	Mar. 17, 2026
Cover [Abstract]
Entity Central Index Key		0002061233
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		MORGAN STANLEY PRIVATE MARKETS AND ALTERNATIVES FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class I
STOCKHOLDER TRANSACTION EXPENSES
Maximum sales load (as a percentage of the offering price)(1)	None	None
Maximum repurchase fee(2)	2.00%	2.00%

(1)	While Class A Shares do not impose a front-end sales charge, the Selling Agent may directly charge you a commission in such amount as it may determine. Please consult the Selling Agent for additional information.

(2)	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An Early Repurchase Fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The Fund may waive the Early Repurchase Fee that would otherwise apply for a repurchase of Shares (i) if such Shares are held in a discretionary account for which repurchase decisions are made pursuant to delegated authority and not by the Shareholder that is the beneficial owner of such Shares or (ii) held by a Shareholder that is employed by the Fund’s independent auditor and that becomes compelled to tender such Shares to comply with the professional independence requirements for such auditor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases and Transfers of Shares.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL EXPENSES (percentage of net assets attributable to common shares)(3)
Management Fee	0.40%	0.40%
Acquired Fund Fees and Expenses(4)	2.40%	2.40%
Interest Payments on Borrowed Funds(5)	0.14%	0.14%
Other Expenses(6)	0.27%	0.27%
Distribution and Servicing Fee	0.75%	0.00%
Total Annual Fund Expenses	3.96%	3.21%
Expense Reimbursement(7)	(0.81)%	(0.81)%
Total Annual Fund Expenses After Expense Reimbursement(7)	3.15%	2.40%

(3)	Assumes the Fund raises $600 million in proceeds in the next 12 months resulting in estimated average net assets of approximately $1.2 billion.

(4)	Refers to the estimated fees and expenses to be incurred by the Fund on behalf of its investments in the Portfolio Funds, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Acquired Fund Fees and Expenses can be broken down into three categories: management fees, incentive fees and operating expenses. The Portfolio Funds in which the Fund invests generally charge annual management fees ranging from 1.00% to 1.75% and incentive fees ranging from 0% to 20% of profits per annum. Operating expenses charged by the Portfolio Funds include, but are not limited to: administrative fees, professional fees (i.e., audit and legal fees), dividend expense, stock borrowing costs and other pass-through expenses associated with the trading strategies of the Portfolio Funds. Future Portfolio Funds may have fees and expenses which could be substantially different and could vary over time.

(5)	These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility during the next 12 months of operations. See “Investment Program — Leverage.”

(6)	Other Expenses are estimated for the Fund’s current fiscal year.

(7)	The Adviser has contractually entered into an “Expense Reimbursement Agreement” with the Fund, for an initial Reimbursement Period, under which the Adviser agrees that it will, with respect to the relevant month, pay, absorb or reimburse the Fund’s Management Fee, Other Expenses and Interest Expenses to the extent that the Management Fee, Other Expenses and Interest Expenses in the aggregate equal or are less than 1.25% per annum of the Fund’s average daily net assets. The Adviser may recalculate and extend the Reimbursement Period for the Fund on an annual basis. This contractual arrangement will remain in effect for at least one year from the date of this Prospectus unless the Fund’s Board of Trustees approves its earlier termination. The Adviser may not recoup expenses reimbursed pursuant to the Expense Reimbursement Agreement. If the Expense Reimbursement amount is less than the aggregate Revenue Sharing Payments received by the Distributor during the Reimbursement Period, the Adviser anticipates providing for such period a voluntary expense reimbursement to the Fund to further reduce the Fund’s total Management Fee, Other Expenses and Interest Expenses. In addition, the Adviser will extend its voluntary expense reimbursement to the Fund to a subsequent period to further reduce the Fund’s total Management Fee, Other Expenses and Interest Expenses if the aggregate Revenue Sharing Payments received by the Distributor during the Reimbursement Period is greater than the Fund’s Management Fee, Other Expenses and Interest Expenses incurred during the Reimbursement Period.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
EXAMPLE:

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

Class A

1 year	3 years	5 years	10 years
$32	$117	$203	$425

Class I

1 year	3 years	5 years	10 years
$24	$93	$165	$355

The examples should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example. In addition to the fees and expenses described above, you may also be required to pay a commission on purchases of Shares of the Fund, which is not reflected in the example.

Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Financial Highlights,” “Fund Expenses,” “Management Fee” and “Purchases of Shares.”

Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Other Expenses, Note [Text Block]		Other Expenses are estimated for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Note [Text Block]		Refers to the estimated fees and expenses to be incurred by the Fund on behalf of its investments in the Portfolio Funds, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Acquired Fund Fees and Expenses can be broken down into three categories: management fees, incentive fees and operating expenses. The Portfolio Funds in which the Fund invests generally charge annual management fees ranging from 1.00% to 1.75% and incentive fees ranging from 0% to 20% of profits per annum. Operating expenses charged by the Portfolio Funds include, but are not limited to: administrative fees, professional fees (i.e., audit and legal fees), dividend expense, stock borrowing costs and other pass-through expenses associated with the trading strategies of the Portfolio Funds. Future Portfolio Funds may have fees and expenses which could be substantially different and could vary over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Philosophy

The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective is not fundamental and may be changed by the Board without Shareholder approval.

The Fund offers investors access to the major private market asset classes through an array of investment funds that Morgan Stanley Wealth Management makes available to certain of its clients on its investment platform (the “MS Platform”). Consulting Group Advisory Services LLC (the “Sub-Adviser”), a business of MS, will seek to optimize the Fund’s portfolio construction with the goal of maximizing risk-adjusted return. The Sub-Adviser intends to leverage the vast resources of MS to optimize asset allocation, including through the use of the Global Investment Committee (“GIC”) capital market assumptions and asset allocation thought leadership. The GIC is a group of the firm’s top market, economic and portfolio management thought leaders, tasked with shaping the foundational advice the Sub-Adviser provides its clients.

The Fund invests across these private market asset classes:

•	Private Equity: Investments typically made in private companies through bespoke, privately negotiated transactions, including buyout, venture capital and growth equity investments.

•	Private Credit: Loans and similar investments typically made in private companies that are negotiated directly with the borrower, including first and second lien senior secured loans, unitranche debt, unsecured debt, and structurally subordinated debt.

•	Real Assets: A broad category of investments in real estate, infrastructure, energy, agriculture and other natural resources united by a component of current yield and an expected insulation of the underlying assets against the effects of inflation.

In addition, the Fund may invest a portion of its assets in temporary investments pending distribution to Shareholders (as defined herein) or to pay Fund expenses. The Fund’s overall asset allocation across private equity, real assets and private credit is guided by the GIC’s capital market assumptions.

The Fund’s investments can take the form of: (i) primary and secondary investments in private funds managed by third-party managers (“Private Funds”); (ii) primary investments in registered investment companies, including mutual funds (“Mutual Funds”), unlisted closed-end funds (“Closed-End Funds”) and exchange-traded funds (“ETFs” and, collectively with Mutual Funds and Closed-End Funds, “Registered Funds”), as well as business development companies (“BDCs”); (iii) primary investments in real estate investment trusts (“REITs”); and (iv) direct investments in the equity and/or debt of operating companies, projects or properties, typically through co-investing alongside investment managers (“Co-Investments” or “direct investments”). Together, the Private Funds, Registered Funds, BDCs and REITs are broadly referred to as “Portfolio Funds,” and the investment managers of the Portfolio Funds are referred to as the “Portfolio Fund Managers.” The Fund does not presently intend to invest in affiliated Portfolio Funds. Interests in the Portfolio Funds may be domiciled in U.S. or non-U.S. jurisdictions and may be held within broader private investment vehicles. The Fund may invest in foreign Portfolio Funds and Portfolio Funds with exposure to developed and emerging market issuers, but the Fund does not intend to invest directly in underlying private companies or loans within developed or emerging markets. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in Private Market Assets and Alternative Assets. The Fund defines Private Market Assets to include private investments of any type, and the Fund defines Alternative Assets to include investments in private equity, private debt, real estate, infrastructure, energy, agriculture and other natural resources. The Fund defines Private Market Assets to include funds that are not registered or regulated under the 1940 Act, and the Fund defines Alternative Assets to include Private Market Assets and funds that are registered or regulated under the 1940 Act. The Fund’s investments in derivatives, other investment companies and other instruments are counted towards the Fund’s 80% investment policy to the extent they have economic characteristics similar to Private Market Assets or Alternative Assets. Cash and cash equivalents in support of unfunded commitments to Private Market Assets and Alternative Assets are counted towards the Fund’s 80% policy with respect to investments in Private Market Assets and Alternative Assets. The Fund may hold a significant portion of its assets in cash and cash equivalents in support of unfunded commitments.

Portfolio Fund Manager Selection

Portfolio Funds can take many forms, investing across different asset classes and investment types. Likewise, the Portfolio Fund Managers can be either generalists or specialists. As such, understanding the key differences between products and how they can be additive to a broader portfolio is critical to manager selection. Below are some of the main attributes and areas of focus when selecting or comparing evergreen funds. An evergreen fund is a perpetually offered investment vehicle that has no fixed end date.

•	Historical track record of executing on strategies in the vehicle. For new strategies, to the extent that the Portfolio Fund’s investable universe is similar to that of a similar strategy, the performance of the strategy should be evaluated to show a demonstrated and repeatable investment process with a track record of strong returns for investors.

•	Experienced team. An experienced team with a history of working together is preferable to instill confidence in the success of executing on a newer product. A dedicated team that manages the strategy daily and that can tap into a broader organization’s resources is beneficial for proper diligence, speed of execution and sourcing.

•	Strong sourcing capabilities. A Portfolio Fund Manager must be able to match significant and often sporadic capital inflows with deal flow. Therefore, the ability to continually and efficiently source quality deal flow is crucial to the success of the Portfolio Funds. A team with a history of doing so with drawdown vehicles over various market environments should have an advantage in identifying future deals.

•	Thoughtful approach to portfolio construction. The products seek to differentiate themselves via portfolio construction, resources and returns. Many Portfolio Funds are still developing; therefore, evaluating a Portfolio Fund’s current exposure and its approach to either maintaining that exposure amid more capital inflows or ramping up the portfolio toward a particular target allocation mix is critical.

•	Use of liquidity sleeve. Private Portfolio Funds can offer investors limited liquidity by repurchasing shares from investors – typically on a quarterly basis. To offer this capability, private Portfolio Funds must maintain more liquid assets in the portfolio. This allocation, or “liquidity sleeve,” usually contains cash, cash equivalents or other fixed income investments to meet potential redemption needs while seeking to generate an incremental return. It is important to understand how a Portfolio Fund Manager expects to manage liquidity, and investors should be aware that no assurances to meet redemption requests pertaining to any particular period can be given.

Approaches to Portfolio Construction

When seeking to build an allocation to private Portfolio Funds, the Sub-Adviser allocates to multiple Portfolio Funds that have complementary strategy types to achieve manager and strategy diversification. Investors should be mindful that strategy types have distinct risk/return profiles and may fall in and out of favor in certain market cycles. As such, during a time when a given strategy type may be out of favor, a complementary strategy may help augment performance. Additionally, allocating to multiple Portfolio Funds may mitigate the potential liquidity risk of a single Portfolio Fund.

The Sub-Adviser is responsible for allocating and re-allocating the Fund’s capital, thereby creating and maintaining the Fund’s portfolio. All capital allocation decisions for the Fund, including the hiring, firing, subscriptions to and redemptions from all Portfolio Funds, are the responsibility of the Sub-Adviser.

The Sub-Adviser selects Portfolio Fund Managers after a review of the universe of investable strategies, spanning alternative investments. The Sub-Adviser employs a disciplined approach in selecting Portfolio Fund Managers. The criteria utilized may include but is not limited to the manager’s track record as it relates to the various strategies in which it seeks to invest, the experience of the senior investment professionals managing the Portfolio Fund, the robustness and repeatability of the investment process, a business and operational review, as well as the Portfolio Fund’s positioning within the Fund’s portfolio.

Currently, the Fund’s universe of investable strategies is limited to the Portfolio Funds on the MS Platform, and under normal circumstances, the Fund will only invest in Portfolio Funds whose Portfolio Fund Managers have agreed to use their own resources to make payments to the Distributor in respect of the Fund’s investment in the Portfolio Fund. The Sub-Adviser may at any time determine not to allocate the Fund’s assets to Portfolio Funds on the MS Platform and, instead, may determine to allocate its assets to funds that are not on the MS Platform.

Leverage

The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Portfolio Funds up to the limits of the Asset Coverage Requirement (as defined below). The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in interests in the Portfolio Funds in advance of the Fund’s receipt of redemption proceeds from another Portfolio Fund).

The 1940 Act’s “Asset Coverage Requirement” requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness at that time may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends generally may not be declared if this Asset Coverage Requirement is breached under certain circumstances.

Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred shares, have an “asset coverage” of at least 200%. Asset coverage for preferred shares means the ratio by which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred shares. In addition, (i) preferred shareholders must have the same voting rights as the shareholders of common shares (one share one vote); and (ii) preferred shareholders must have the right, as a class, to appoint trustees to the Board of Trustees.

The Portfolio Funds may also utilize leverage in their investment activities. Borrowings by Portfolio Funds are not subject to the Asset Coverage Requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Portfolio Funds and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil. In general, the use of leverage by the Portfolio Funds or the Fund may increase the volatility of the interests in the Portfolio Funds or the Fund. See “Types of Investments and Related Risks — Investment Related Risks — Leverage Utilized by the Fund.”

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

General

The value of the Fund’s total net assets may be expected to fluctuate in response to fluctuations in the value of the Portfolio Funds in which the Fund invests. Discussed below are the investments generally made by Portfolio Funds and the principal risks that iCapital Fund Advisors LLC, the Fund’s investment adviser (the “Adviser”), Sub-Adviser and the Fund believe are associated with those investments. These risks will, in turn, have an effect on the Fund. The Fund does not currently intend to make other types of direct investments, except that, in response to adverse market, economic or political conditions, the Fund may invest temporarily in high quality fixed income securities, money market instruments and unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Fund may also make these types of investments pending the investment of assets in interests in the Portfolio Funds or to maintain the liquidity necessary to effect repurchases of Shares.

Direct Investment Related Risks

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Portfolio Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Sub-Adviser’s selection of interests in the Portfolio Funds, the allocation of offering proceeds thereto and the performance of the interests in the Portfolio Funds. The interests in the Portfolio Funds’ investment activities involve the risks associated with private equity, private credit and real assets investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, epidemics, pandemics, governmental responses to epidemics and pandemics, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund or the Portfolio Funds.

Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Limited Operating History. The Fund is a non-diversified, closed-end management investment company with limited performance history that a Shareholder can use to evaluate the Fund’s investment performance. The initial operating expenses for a new fund, including start up costs, which may be significant, may be higher than the expenses of an established fund. In addition, the Portfolio Funds may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance.

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Portfolio Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by a Portfolio Fund Manager, a Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser, the Sub-Adviser and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser and the Sub-Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. Currently, the Fund’s universe of investable strategies is limited to those Portfolio Funds on the MS Platform, and under normal circumstances, the Fund will only invest in Portfolio Funds whose Portfolio Fund Managers have agreed to use their own resources to make payments to the Distributor in respect of the Fund’s investment in the Portfolio Fund. This limits the availability of the investable strategies of the Fund, which could cause the Fund to have lower returns than if it had a larger universe of investable strategies.

Leverage Utilized by the Fund. The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in interests in the Portfolio Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in interests in the Portfolio Funds in advance of the Fund’s receipt of redemption proceeds from another Portfolio Fund). See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in a Portfolio Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Portfolio Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness at that time may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends generally may not be declared if this Asset Coverage Requirement is breached under certain circumstances.

Sector Concentration. A Portfolio Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by a Portfolio Fund. In addition, the investments of such Portfolio Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Risks Related to Interests in the Portfolio Funds

Valuation of the Fund’s Interests in the Portfolio Funds. The valuation of the Fund’s Investments in Non-Traded Portfolio Funds is ordinarily determined based upon valuations provided by the Non-Traded Portfolio Funds on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a daily basis beginning on or around June 8, 2026. A large percentage of the securities in which the Non-Traded Portfolio Funds invest will not have a readily ascertainable market price and will be fair valued by the Non-Traded Portfolio Fund. In this regard, a Portfolio Fund may face a conflict of interest in valuing the securities, as their value may affect the Non-Traded Portfolio Fund’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Non-Traded Portfolio Fund, the accuracy of the valuations provided by the Non-Traded Portfolio Funds, that the Non-Traded Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Non-Traded Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from the Non-Traded Portfolio Funds regarding their valuations, the Fund’s ability to accurately calculate its net asset value will likely be impaired. As a result, a Non-Traded Portfolio Fund’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

The Fund and the Adviser generally use independent pricing services to assist in calculating the value of the Fund’s securities, including illiquid investments. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. A Portfolio Fund’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

The Fund relies primarily on information provided by Portfolio Fund Managers of Private Funds in valuing the Fund’s investments in such funds. There is a risk that inaccurate valuations provided by Portfolio Fund Managers of Private Funds could adversely affect the value the Fund’s Shares. In addition, there can be no assurance that a Portfolio Fund Manager of a Private Fund will provide advance notice of any material change in such Private Fund’s investment program or policies, therefore the Fund may be subject to additional risks, which may not be promptly identified by the Adviser or Sub-Adviser.

Valuations Subject to Adjustment. The Fund typically invests in illiquid, hard-to-value, and/or private assets, and even with the benefits of independent oversight: (i) valuations are often made without any observable market pricing or direct valuation inputs, (ii) price corrections often lag when compared to more liquid investments as price discovery may require a transaction or realization event, and (iii) the illiquid nature of these assets often only allows for estimated fair valuations with the potential for error. As a result, the net asset value of the Fund could be subject to substantial revision from day to day and after valuations are reported by the Non-Traded Portfolio Funds and, thus, may not accurately reflect the true fair value, but instead the fair value based on the inputs and data available at the time of purchase or sale or shares. If a valuation error occurs, Shareholders engaging in Share purchase or repurchase transactions may be harmed depending on the nature and direction of the error. The Adviser determines the daily net asset values of the Fund’s investments by making adjustments to the most recent quarterly valuations reported by the Non-Traded Portfolio Funds. These adjustments may not accurately reflect market events or other events occurring subsequent to quarter-end. These events could potentially cause illiquidity and volatility in global financial markets that disrupt business operations of underlying portfolio companies as well as market expectations, the impact of which may not be accurately reflected in the daily valuations of the Non-Traded Portfolio Funds and/or their underlying holdings. The Adviser will use commercially reasonable efforts to fair value the holdings in the Non-Traded Portfolio Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Adviser will correctly fair value such investments. Additionally, the valuations reported by the Non-Traded Portfolio Funds may be subject to later adjustment or revision by the Non-Traded Portfolio Funds. For example, fiscal year-end net asset value calculations of the Non-Traded Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Non-Traded Portfolio Funds or revisions to the net asset value of a Non-Traded Portfolio Fund adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Additionally, Shareholders should be cognizant that since the Fund and the Non-Traded Portfolio Funds largely hold illiquid private investments, the valuations of these assets typically lag compared to investments in the public markets in both rising and falling markets. The lag that private investments exhibit could be exacerbated for the Fund since the Non-Traded Portfolio Funds may not adjust capital statements for market movements during intra-quarter periods. Shareholders should consider the lag effect that comes with valuing private investments, particularly during times of heightened volatility. The lag to the public markets may impact valuation and pricing of the Shares and could result in a positive or negative effect on Shareholders depending on the direction of the market movements and the nature of Shareholder transactions.

Revenue Sharing Payments. Under normal circumstances, the Sub-Adviser intends to limit the universe of investable strategies to only those Portfolio Funds whose Portfolio Fund Managers agree to provide Revenue Sharing Payments (as defined below) to the Distributor. Notwithstanding the revenue sharing arrangements, the Adviser and Sub-Adviser act as fiduciaries of the Fund when selecting investments for the Fund. It is expected that Portfolio Fund Managers will use their own resources to compensate the Distributor (“Revenue Sharing Payments”) in respect of the Fund’s investment in the Portfolio Funds. Under normal circumstances, the Sub-Adviser intends to select only Portfolio Funds whose Portfolio Fund Managers agree to pay such compensation. This limits the availability of investable strategies for the Fund and could result in the Fund not participating in investment opportunities that could benefit the Fund.

Indemnification of Portfolio Funds, Portfolio Fund Managers and Others. The Fund may agree to indemnify certain of the Portfolio Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Investments in Non-Voting Stock; Inability to Vote. The Fund intends to hold its interests in private Portfolio Funds in nonvoting form or limit its voting rights to a certain percentage. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote private Portfolio Fund securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a private Portfolio Fund could be diminished, which may consequently adversely affect the Fund and its Shareholders.

Independence of Portfolio Funds. The Sub-Adviser and its affiliates do not currently, and do not expect to, exercise control over any of the Portfolio Funds, their choice of investments and other investment decisions. The Sub-Adviser invests the assets of the Fund in part based on written descriptions of the Portfolio Fund’s strategy and written disclosures from the Portfolio Fund which may provide, among other things, investment guidelines and parameters by which the Portfolio Fund is invested.

Limited Operating History of Fund Investments. Many of the Portfolio Funds may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Sub-Adviser to evaluate past performance or to validate the investment mandates of such Portfolio Funds will be limited.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. The investments held by private equity funds involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return. In certain instances, a private company or other issuer may, among other things, terminate a Portfolio Fund’s interest in that company or issuer (causing a forfeiture of all or a portion of such interest) if the Portfolio Fund fails to satisfy any capital call by that company or issuer.

Secondary investments may be acquired at a discount to a Private Fund’s net asset value. As a result, secondary investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its daily net asset value, since any such discounted secondary investment will be marked to its net asset value, which may be a price that is higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of secondary investments, the Fund may generate distributable gains that are taxable to shareholders. Accordingly, the overall performance and net asset value of the Fund may be significantly impacted by the acquisition price paid by the Fund for its investments in secondaries. Because secondary investments are generally made when a Private Fund has exited its initial investment period (typically three to seven years after the fund commences operations) and has deployed a significant portion of its capital into portfolio companies, secondary investments are viewed as more mature investments with greater certainty of portfolio construction and better visibility to the timing of future expected cash flows.

The regulatory environment for private Portfolio Funds continues to evolve, and changes in the regulation of private Portfolio Funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private Portfolio Funds and their investment advisers, in particular, have been, at times, the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s and Sub-Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s and Sub-Adviser’s business. There can be no assurances that the Fund, the Adviser or the Sub-Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Lack of Liquidity for Private Funds. The Private Funds may invest in securities and derivatives that often do not have a liquid market. For instance, the Private Funds may implement credit, relative value, and event-driven strategies, each of which typically relies on investments in debt instruments, credit default swaps, large blocks of public or private equities, convertible bonds, or other illiquid debt, equity, or derivative instruments. In addition, Private Funds may impose lock-up periods, withdrawal fees, redemption gates or other measures that impact liquidity.

This lack of liquidity of Private Funds creates several risks. First, it makes it difficult for the Adviser to determine if the Private Fund is accurately valuing its positions because of the uncertainty regarding the realization of the prices that are quoted if the Private Fund were to attempt to liquidate its portfolio at those prices. Second, it increases the risk that withdrawals from such Private Funds by other investors will cause reductions in the net asset value of those Private Funds merely due to selling pressure, rather than a fundamental change in the investments themselves. Third, it increases the risk that a Private Fund will not honor the Fund’s liquidity expectations. Private Funds have restrictions in their governing documents that limit the Fund’s ability to withdraw funds typically to calendar month or quarter ends (or less frequently) on significant prior notice, Private Funds may nevertheless be unable to abide by these somewhat onerous liquidity provisions.

A side effect of this inability to withdraw from a Private Fund is the Adviser or Sub-Adviser’s inability to re-allocate the Fund’s assets as dynamically as the Adviser or Sub-Adviser may otherwise desire. This limitation exists even when a Private Fund has not implemented a constraint on its expected liquidity. Given that, even in the best of times, these Private Funds permit withdrawals only infrequently and on significant advance notice, the Fund’s flexibility to reallocate assets among Private Funds is limited.

The Adviser and Sub-Adviser have no control over the liquidity of Private Funds and depend on the Private Funds to provide appropriate valuations as well as liquidity. In some cases, the Adviser will allocate Fund assets to Private Funds that later impose liquidity constraints making it impossible to terminate them as desired by the Adviser or Sub-Adviser. Restrictions on liquidity imposed by the Private Funds may materially impact the Fund’s ability to repurchase Shares. An inability to withdraw from a Private Fund may expose the Fund to losses it could have otherwise avoided if the Fund had been able to withdraw from such Private Fund. It may also cause the Fund to become unbalanced as it is forced to obtain liquidity from those Private Funds which provide such liquidity. In certain cases, other investors in a Portfolio Fund may have preferential withdrawal rights as compared to the Fund, the exercise of which could materially adversely affect the Fund’s investment in such Private Fund.

Private Funds Generally. Private Funds typically provide greater flexibility than traditional investment funds that are registered under the 1940 Act with respect to the types of securities that may be owned, the types of trading strategies employed, including with respect to transactions with affiliates, and, in some cases, the amount of leverage that can be used. Accordingly, securities of the Private Funds tend to be more illiquid and highly speculative. Private Funds have complex fee structures, including performance fees, that are broader than what is permitted for registered funds, and Shareholders may pay these fees indirectly by investing in the Fund. Underlying Private Funds may receive performance fees even if other of the Private Funds that the Fund invests in or overall performance of the Fund is negative. Furthermore, the Fund may have challenges in monitoring operations and performance of Private Funds due to the inability to access information about Private Fund investments and valuations. The Fund can only value Private Funds at net asset value if permitted by applicable accounting standards.

Private Funds Not Subject to 1940 Act. The Private Funds in which the Fund invests are not registered as investment companies under the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts, impose leverage restrictions and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Private Fund. The Private Funds’ investments may therefore impact the strategies, risks and costs of and for the Fund itself. Shareholders will have limited information about the Private Funds in which the Fund is investing, including with respect to the Private Funds’ holdings, liquidity and valuation.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans, Third Lien Senior Secured Loans and Unitranche Debt. It is expected that when a Portfolio Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries. However, there is a risk that the collateral securing the loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Portfolio Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Portfolio Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies. Portfolio Funds may invest in second and third lien loans, which are subject to the same investment risks generally applicable to senior loans described above. A Portfolio Fund’s second lien senior secured loans will be subordinated to first lien loans. As such, to the extent a Portfolio Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Portfolio Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. A Portfolio Fund may participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Covenant-Lite Loans. A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose a Portfolio Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.

Unsecured Loans. Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Real Estate Investments. The Fund may be exposed to real estate risk through its allocation to real estate Portfolio Funds. Real estate Portfolio Funds are subject to risks associated with the ownership of real estate, including (i) changes in the general economic climate (such as changes in interest rates), (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space), (iii) the quality and philosophy of management, (iv) competition (such as competition based on rental rates), (v) specific features of properties (such as location), (vi) financial condition of tenants, buyers and sellers of properties, (vii) quality of maintenance, insurance and management services, (viii) changes in operating costs, (ix) government regulations (including those governing usage, improvements, zoning and taxes), (x) the availability of financing and (xi) potential liability under environmental and other laws (such as successor liability if investing in existing entities). Certain of these developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect real estate markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for real estate Portfolio Funds and other real estate-related investments. Some real estate Portfolio Funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate Portfolio Funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.

Other Investment Companies. The Fund may invest in the securities of other registered investment companies and BDCs to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies and BDCs if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies and BDCs, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company or BDC being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company or BDC, except as otherwise permitted by applicable regulations. The Fund may seek to rely on a rule under the 1940 Act that allows the Fund’s investments in other registered investment companies or BDCs to exceed these limits; though, the Fund’s reliance on this rule is dependent on the Fund’s satisfaction of certain conditions under the rule. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Exchange-Traded Funds. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. ETF shares can trade at either a discount or premium to the ETF’s net asset value per share. If an ETF held by the Fund or a Portfolio Fund trades at a discount to net asset value, the Fund or Underlying Fund could lose money even if the securities in which the ETF invests go up in value. There can be no assurances that an ETF’s investment objectives will be achieved, and ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including management or other fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Business Development Companies. The Fund may invest in private BDCs and public BDCs. A BDC is a type of closed-end investment company regulated under the 1940 Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income at the corporate level, provided the income is distributed to their shareholders and that the BDC complies with the applicable requirements of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended.

Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Private BDCs and public, non-traded BDCs are illiquid investments, and there is no guarantee the Fund will be able to liquidate or sell its private BDC investments.

Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.

REIT Risk. The Fund may invest in private REITs and public non-traded REITs. REITs may be affected by changes in the real estate markets generally as well as changes in the values of the properties owned by the REIT or securing the mortgages owned by the REIT. REITs are dependent upon management skill and are not diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for favorable tax treatment under the Code and to maintain an exemption under the 1940 Act. For example, because a REIT may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

REITs are subject to significant commissions, expenses, and organizational and offering costs that reduce the value of an investor’s (including the Fund’s) investment. REITs are not liquid, and investments in REITs may not be accessible for an extended period of time.

Redemption programs offered by REITs may have significant restrictions, such as caps on the amount of shares that can be redeemed annually, limits on the amounts and sources of funds that may be used to fund redemptions and the ability of the REIT to suspend or terminate the program at its discretion. There is no guarantee of any specific return on the principal amount or the repayment of all or a portion of the principal amount invested in REITs. In addition, there is no guarantee that investors (including the Fund) will receive distributions. Distributions from REITs may be derived from sources other than cash flow from operations, including proceeds of the offering, from borrowings, or from the sale of assets. Payments of distributions from sources other than cash flow from operations will decrease or diminish an investor’s interest. Dividends paid by REITs may vary based on economic risks, geopolitical risks, changes in the real estate market, performance of the REIT, regulatory changes, and key personnel changes. Distributions from REITs can be suspended for a period of time or halted altogether.

Non-U.S. Risk. Certain of the Portfolio Funds may invest, and the Fund may co-invest, in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Sanctions. To the extent permitted by applicable law, certain portfolio companies may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the U.S., the U.K., the E.U., and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian Oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’s economy or military efforts. The ongoing conflict and the evolving measures in response could have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s portfolio companies. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to the Fund and its portfolio companies and operations, and the ability of the Fund to achieve its investment objectives. Similar risks will exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact portfolio companies, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which the Portfolio Funds rely.

Emerging Markets Risk. Some Portfolio Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Co-Investments. The Fund makes direct investments in the equity and/or debt securities of private companies, including through or alongside private equity funds and other private equity firms. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the Portfolio Fund Managers, including to the extent they serve as the lead investor in the transaction. There can be no assurance that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Sub-Adviser’s judgment. The market for co-investment opportunities is competitive and may be limited, and the co-investment opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence is conducted on co-investment opportunities; however, the Sub-Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Sub-Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund generally relies on the Portfolio Fund Managers offering such co-investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the co-investment.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to elect to be treated, and to qualify annually, as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

OTHER RISKS

Investing in the Fund involves risks other than those associated with investments made by Portfolio Funds, including those described below:

Substantial Fees and Expenses. A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Portfolio Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Portfolio Funds. By investing in the Portfolio Funds through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund.

Control Positions. Portfolio Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Portfolio Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Portfolio Funds, the investing Portfolio Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Portfolio Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares held by a Shareholder or other person acquiring Shares from or through a Shareholder in accordance with the terms of its Declaration of Trust and the 1940 Act, including Rule 23c-2, if:

•	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder or with the consent of the Fund;

•	ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•	continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser, the Sub-Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true; or

•	the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Limitations on Transfer; Shares Not Listed; No Market for Class A Shares or Class I Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Class A Shares or Class I Shares, and the Fund contemplates that one will not develop. Therefore, the Shares are not, and are not expected to be, readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Shares and Class I Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Closed-end Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.

Repurchase Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased when such Shareholders tender their Shares. It is possible that general economic and market conditions, or specific events affecting one or more underlying Portfolio Funds, could cause a decline in the value of Shares in the Fund prior to the Fund repurchasing such Shares. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Portfolio Funds may be subject to lengthy lock up periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to net asset value and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Portfolio Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Portfolio Funds in a timely manner. See “Repurchases and Transfer of Shares.”

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate its interests in Portfolio Funds at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Sub-Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Substantial Repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases, leading to a market position more appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Portfolio Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Portfolio Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Portfolio Funds may not reflect the Sub-Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Portfolio Funds, in that the Fund’s performance may be tied to the performance of fewer Portfolio Funds and/or may not reflect the Sub-Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. These consequences may be particularly pronounced if the Fund received requests to repurchase substantial amounts of Shares and may have a material adverse effect on the Fund’s ability to achieve its investment objective and on the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Portfolio Funds in which the Fund is invested. There is no assurance that the Fund will be able to obtain necessary information from the Portfolio Funds or to independently verify information received from the Portfolio Funds for purposes of satisfying the applicable requirements under Subchapter M of the Code.

Some of the income that the Fund may earn directly or through a Portfolio Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to Shareholders. The Fund’s subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in a Portfolio Fund only at certain times specified by the governing documents of each respective Portfolio Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from a Portfolio Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders, and the Fund generally would not be required to make any distributions unless certain other restrictions were to apply to require distributions. In addition, all distributions (including distributions of net capital gain) to Shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to Shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to Shareholders. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “U.S. Federal Income Tax Aspects” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Portfolio Funds located outside of the U.S. or other non-U.S. portfolio companies or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Portfolio Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Portfolio Funds or such other entities and thus on the Shareholders’ investment in the Fund. See “U.S. Federal Income Tax Aspects.”

Change in Tax Laws. Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or a Portfolio Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.

The impact of new legislation on Shareholders, the Fund, the Portfolio Funds and the entities through which the Portfolio Funds invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of new legislation on an investment in the Fund.

Regulatory Change. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

The rules under the Commodity Exchange Act (“CEA”) require that the Adviser either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the Commodity Futures Trading Commission (“CFTC”) as a “commodity pool operator” (“CPO”) with respect to the Fund or be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements. The Adviser has elected to claim an exclusion from the definition of CPO with respect to the Fund. If the Adviser and the Fund become subject to CFTC regulation, as well as related National Futures Association rules, the Fund may incur additional compliance and other expenses.

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund, like all companies, has become more susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund or the Portfolio Funds or their respective service providers or the issuers of securities in which the Portfolio Funds invest may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Adviser, the Sub-Adviser the Portfolio Fund Managers and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.

While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber security breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund, as the above discussion does not address unknown risks that may be material to the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund will update this Prospectus to account for any material changes in the risks involved with an investment in the Fund.

No Public Trading [Text Block]		No public market for Shares exists, and none is expected to develop in the future.
No Trading History [Text Block]		The Fund is a recently organized, non-diversified, closed-end investment company with limited operating history.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]

DISTRIBUTION POLICY

Dividends will generally be paid at least annually on the Shares in amounts representing substantially all of the net investment income, if any, earned by the Fund each year. Payments will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the Portfolio Funds in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s relatively high expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Fund is not a suitable investment for any investor who requires regular dividend income.

It is anticipated that substantially all of any taxable net capital gain realized on investments will be paid to Shareholders at least annually, even if the Fund loses value. The net asset value of each Share that you own will be reduced by the amount of the distributions or dividends that you receive from that Share.

Automatic Dividend Reinvestment Plan

Pursuant to the DRIP, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income dividends and/or capital gains distributions (net of applicable withholding tax) automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45 day period. A Shareholder whose Shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder’s behalf.

A Shareholder may elect to:

•	reinvest both dividends and capital gain distributions;

•	receive dividends in cash and reinvest capital gain distributions; or

•	receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

Shares will be issued pursuant to the DRIP at their net asset value determined on the next valuation date following the ex- dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund.

All correspondence or questions concerning the DRIP should be directed to the Administrator, Ultimus Fund Solutions, LLC, by telephone, 1-833-640-7393, or in writing to Regular Mail: C/O Ultimus Fund Solutions PO Box 46707 Cincinnati, OH 45246 or via Overnight Mail: C/O Ultimus Fund Solutions 225 Pictoria Dr, Suite 450 Cincinnati, OH 45246.

Security Voting Rights [Text Block]

VOTING

Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such Shareholder at a meeting of Shareholders called by the Board of Trustees. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Trustee and approvals of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, in each case to the extent that voting by shareholders is required by the 1940 Act.

Notwithstanding their ability to exercise their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Security Liquidation Rights [Text Block]

No Right of Redemption

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require the Fund to repurchase any Shares. No public market for Shares exists, and none is expected to develop in the future. Consequently, Shareholders will generally not be able to liquidate their investment in Shares other than as a result of repurchases of Shares by the Fund, as described below.

Security Obligations of Ownership [Text Block]

Transfers of Shares

Shares may be transferred only:

(1) by operation of law as a result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Shareholder; or

(2) under certain limited circumstances, with the written consent of the Fund, which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances.

A transferor of Shares may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer. In connection with any such transfer of Shares, the Fund may require the transferor to obtain, at the transferor’s expense, an opinion of counsel selected by the Fund as to such matters as the Fund may reasonably request.

In subscribing for Shares, a Shareholder agrees to indemnify and hold harmless the Fund, the Board of Trustees, the Adviser, the Sub-Adviser, each other Shareholder and any of their affiliates against all losses, claims, damages, liabilities, costs and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement), joint or several, to which those persons may become subject by reason of, or arising from, any transfer made by that Shareholder in violation of these provisions or any misrepresentation made by that Shareholder or a substituted Shareholder in connection with any such transfer.

Outstanding Securities [Table Text Block]

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	None	61,346,331
Class I Shares of Beneficial Interest	Unlimited	None	18,126,015

General Economic And Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Portfolio Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Sub-Adviser’s selection of interests in the Portfolio Funds, the allocation of offering proceeds thereto and the performance of the interests in the Portfolio Funds. The interests in the Portfolio Funds’ investment activities involve the risks associated with private equity, private credit and real assets investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, epidemics, pandemics, governmental responses to epidemics and pandemics, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors including environmental negligence which are beyond the control of the Fund or the Portfolio Funds.

Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History. The Fund is a non-diversified, closed-end management investment company with limited performance history that a Shareholder can use to evaluate the Fund’s investment performance. The initial operating expenses for a new fund, including start up costs, which may be significant, may be higher than the expenses of an established fund. In addition, the Portfolio Funds may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance.

Availability Of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Portfolio Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by a Portfolio Fund Manager, a Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser, the Sub-Adviser and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser and the Sub-Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. Currently, the Fund’s universe of investable strategies is limited to those Portfolio Funds on the MS Platform, and under normal circumstances, the Fund will only invest in Portfolio Funds whose Portfolio Fund Managers have agreed to use their own resources to make payments to the Distributor in respect of the Fund’s investment in the Portfolio Fund. This limits the availability of the investable strategies of the Fund, which could cause the Fund to have lower returns than if it had a larger universe of investable strategies.

Leverage Utilized Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Utilized by the Fund. The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in interests in the Portfolio Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in interests in the Portfolio Funds in advance of the Fund’s receipt of redemption proceeds from another Portfolio Fund). See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in a Portfolio Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Portfolio Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness at that time may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends generally may not be declared if this Asset Coverage Requirement is breached under certain circumstances.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration. A Portfolio Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by a Portfolio Fund. In addition, the investments of such Portfolio Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Valuation Of Fund's Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in the Portfolio Funds. The valuation of the Fund’s Investments in Non-Traded Portfolio Funds is ordinarily determined based upon valuations provided by the Non-Traded Portfolio Funds on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a daily basis beginning on or around June 8, 2026. A large percentage of the securities in which the Non-Traded Portfolio Funds invest will not have a readily ascertainable market price and will be fair valued by the Non-Traded Portfolio Fund. In this regard, a Portfolio Fund may face a conflict of interest in valuing the securities, as their value may affect the Non-Traded Portfolio Fund’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Non-Traded Portfolio Fund, the accuracy of the valuations provided by the Non-Traded Portfolio Funds, that the Non-Traded Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Non-Traded Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. To the extent that the Fund does not receive timely information from the Non-Traded Portfolio Funds regarding their valuations, the Fund’s ability to accurately calculate its net asset value will likely be impaired. As a result, a Non-Traded Portfolio Fund’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.

The Fund and the Adviser generally use independent pricing services to assist in calculating the value of the Fund’s securities, including illiquid investments. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. A Portfolio Fund’s information could also be inaccurate due to fraudulent activity, misvaluation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

The Fund relies primarily on information provided by Portfolio Fund Managers of Private Funds in valuing the Fund’s investments in such funds. There is a risk that inaccurate valuations provided by Portfolio Fund Managers of Private Funds could adversely affect the value the Fund’s Shares. In addition, there can be no assurance that a Portfolio Fund Manager of a Private Fund will provide advance notice of any material change in such Private Fund’s investment program or policies, therefore the Fund may be subject to additional risks, which may not be promptly identified by the Adviser or Sub-Adviser.

Valuations Subject To Adjustment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment. The Fund typically invests in illiquid, hard-to-value, and/or private assets, and even with the benefits of independent oversight: (i) valuations are often made without any observable market pricing or direct valuation inputs, (ii) price corrections often lag when compared to more liquid investments as price discovery may require a transaction or realization event, and (iii) the illiquid nature of these assets often only allows for estimated fair valuations with the potential for error. As a result, the net asset value of the Fund could be subject to substantial revision from day to day and after valuations are reported by the Non-Traded Portfolio Funds and, thus, may not accurately reflect the true fair value, but instead the fair value based on the inputs and data available at the time of purchase or sale or shares. If a valuation error occurs, Shareholders engaging in Share purchase or repurchase transactions may be harmed depending on the nature and direction of the error. The Adviser determines the daily net asset values of the Fund’s investments by making adjustments to the most recent quarterly valuations reported by the Non-Traded Portfolio Funds. These adjustments may not accurately reflect market events or other events occurring subsequent to quarter-end. These events could potentially cause illiquidity and volatility in global financial markets that disrupt business operations of underlying portfolio companies as well as market expectations, the impact of which may not be accurately reflected in the daily valuations of the Non-Traded Portfolio Funds and/or their underlying holdings. The Adviser will use commercially reasonable efforts to fair value the holdings in the Non-Traded Portfolio Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Adviser will correctly fair value such investments. Additionally, the valuations reported by the Non-Traded Portfolio Funds may be subject to later adjustment or revision by the Non-Traded Portfolio Funds. For example, fiscal year-end net asset value calculations of the Non-Traded Portfolio Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Non-Traded Portfolio Funds or revisions to the net asset value of a Non-Traded Portfolio Fund adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Additionally, Shareholders should be cognizant that since the Fund and the Non-Traded Portfolio Funds largely hold illiquid private investments, the valuations of these assets typically lag compared to investments in the public markets in both rising and falling markets. The lag that private investments exhibit could be exacerbated for the Fund since the Non-Traded Portfolio Funds may not adjust capital statements for market movements during intra-quarter periods. Shareholders should consider the lag effect that comes with valuing private investments, particularly during times of heightened volatility. The lag to the public markets may impact valuation and pricing of the Shares and could result in a positive or negative effect on Shareholders depending on the direction of the market movements and the nature of Shareholder transactions.

Revenue Sharing Payments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Revenue Sharing Payments. Under normal circumstances, the Sub-Adviser intends to limit the universe of investable strategies to only those Portfolio Funds whose Portfolio Fund Managers agree to provide Revenue Sharing Payments (as defined below) to the Distributor. Notwithstanding the revenue sharing arrangements, the Adviser and Sub-Adviser act as fiduciaries of the Fund when selecting investments for the Fund. It is expected that Portfolio Fund Managers will use their own resources to compensate the Distributor (“Revenue Sharing Payments”) in respect of the Fund’s investment in the Portfolio Funds. Under normal circumstances, the Sub-Adviser intends to select only Portfolio Funds whose Portfolio Fund Managers agree to pay such compensation. This limits the availability of investable strategies for the Fund and could result in the Fund not participating in investment opportunities that could benefit the Fund.

Indemnification Of Portfolio Funds Managers And Others Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Portfolio Funds, Portfolio Fund Managers and Others. The Fund may agree to indemnify certain of the Portfolio Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination Of Fund's Interest In Portfolio Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Investments In Non Voting Stock Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Stock; Inability to Vote. The Fund intends to hold its interests in private Portfolio Funds in nonvoting form or limit its voting rights to a certain percentage. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote private Portfolio Fund securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a private Portfolio Fund could be diminished, which may consequently adversely affect the Fund and its Shareholders.

Independence Of Portfolio Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Independence of Portfolio Funds. The Sub-Adviser and its affiliates do not currently, and do not expect to, exercise control over any of the Portfolio Funds, their choice of investments and other investment decisions. The Sub-Adviser invests the assets of the Fund in part based on written descriptions of the Portfolio Fund’s strategy and written disclosures from the Portfolio Fund which may provide, among other things, investment guidelines and parameters by which the Portfolio Fund is invested.

Limited Operating History Of Fund Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Fund Investments. Many of the Portfolio Funds may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Sub-Adviser to evaluate past performance or to validate the investment mandates of such Portfolio Funds will be limited.

Private Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. The investments held by private equity funds involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return. In certain instances, a private company or other issuer may, among other things, terminate a Portfolio Fund’s interest in that company or issuer (causing a forfeiture of all or a portion of such interest) if the Portfolio Fund fails to satisfy any capital call by that company or issuer.

Secondary investments may be acquired at a discount to a Private Fund’s net asset value. As a result, secondary investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its daily net asset value, since any such discounted secondary investment will be marked to its net asset value, which may be a price that is higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of secondary investments, the Fund may generate distributable gains that are taxable to shareholders. Accordingly, the overall performance and net asset value of the Fund may be significantly impacted by the acquisition price paid by the Fund for its investments in secondaries. Because secondary investments are generally made when a Private Fund has exited its initial investment period (typically three to seven years after the fund commences operations) and has deployed a significant portion of its capital into portfolio companies, secondary investments are viewed as more mature investments with greater certainty of portfolio construction and better visibility to the timing of future expected cash flows.

The regulatory environment for private Portfolio Funds continues to evolve, and changes in the regulation of private Portfolio Funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private Portfolio Funds and their investment advisers, in particular, have been, at times, the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s and Sub-Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s and Sub-Adviser’s business. There can be no assurances that the Fund, the Adviser or the Sub-Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Lack Of Liquidity For Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Liquidity for Private Funds. The Private Funds may invest in securities and derivatives that often do not have a liquid market. For instance, the Private Funds may implement credit, relative value, and event-driven strategies, each of which typically relies on investments in debt instruments, credit default swaps, large blocks of public or private equities, convertible bonds, or other illiquid debt, equity, or derivative instruments. In addition, Private Funds may impose lock-up periods, withdrawal fees, redemption gates or other measures that impact liquidity.

This lack of liquidity of Private Funds creates several risks. First, it makes it difficult for the Adviser to determine if the Private Fund is accurately valuing its positions because of the uncertainty regarding the realization of the prices that are quoted if the Private Fund were to attempt to liquidate its portfolio at those prices. Second, it increases the risk that withdrawals from such Private Funds by other investors will cause reductions in the net asset value of those Private Funds merely due to selling pressure, rather than a fundamental change in the investments themselves. Third, it increases the risk that a Private Fund will not honor the Fund’s liquidity expectations. Private Funds have restrictions in their governing documents that limit the Fund’s ability to withdraw funds typically to calendar month or quarter ends (or less frequently) on significant prior notice, Private Funds may nevertheless be unable to abide by these somewhat onerous liquidity provisions.

A side effect of this inability to withdraw from a Private Fund is the Adviser or Sub-Adviser’s inability to re-allocate the Fund’s assets as dynamically as the Adviser or Sub-Adviser may otherwise desire. This limitation exists even when a Private Fund has not implemented a constraint on its expected liquidity. Given that, even in the best of times, these Private Funds permit withdrawals only infrequently and on significant advance notice, the Fund’s flexibility to reallocate assets among Private Funds is limited.

The Adviser and Sub-Adviser have no control over the liquidity of Private Funds and depend on the Private Funds to provide appropriate valuations as well as liquidity. In some cases, the Adviser will allocate Fund assets to Private Funds that later impose liquidity constraints making it impossible to terminate them as desired by the Adviser or Sub-Adviser. Restrictions on liquidity imposed by the Private Funds may materially impact the Fund’s ability to repurchase Shares. An inability to withdraw from a Private Fund may expose the Fund to losses it could have otherwise avoided if the Fund had been able to withdraw from such Private Fund. It may also cause the Fund to become unbalanced as it is forced to obtain liquidity from those Private Funds which provide such liquidity. In certain cases, other investors in a Portfolio Fund may have preferential withdrawal rights as compared to the Fund, the exercise of which could materially adversely affect the Fund’s investment in such Private Fund.

Private Funds Generally Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Funds Generally. Private Funds typically provide greater flexibility than traditional investment funds that are registered under the 1940 Act with respect to the types of securities that may be owned, the types of trading strategies employed, including with respect to transactions with affiliates, and, in some cases, the amount of leverage that can be used. Accordingly, securities of the Private Funds tend to be more illiquid and highly speculative. Private Funds have complex fee structures, including performance fees, that are broader than what is permitted for registered funds, and Shareholders may pay these fees indirectly by investing in the Fund. Underlying Private Funds may receive performance fees even if other of the Private Funds that the Fund invests in or overall performance of the Fund is negative. Furthermore, the Fund may have challenges in monitoring operations and performance of Private Funds due to the inability to access information about Private Fund investments and valuations. The Fund can only value Private Funds at net asset value if permitted by applicable accounting standards.

Private Funds Not Subject To 1940 Act Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Funds Not Subject to 1940 Act. The Private Funds in which the Fund invests are not registered as investment companies under the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts, impose leverage restrictions and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the Private Fund. The Private Funds’ investments may therefore impact the strategies, risks and costs of and for the Fund itself. Shareholders will have limited information about the Private Funds in which the Fund is investing, including with respect to the Private Funds’ holdings, liquidity and valuation.

First, Second And Third Lien Senior Secured Loans And Unitranche Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

First Lien Senior Secured Loans, Second Lien Senior Secured Loans, Third Lien Senior Secured Loans and Unitranche Debt. It is expected that when a Portfolio Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries. However, there is a risk that the collateral securing the loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Portfolio Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Portfolio Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies. Portfolio Funds may invest in second and third lien loans, which are subject to the same investment risks generally applicable to senior loans described above. A Portfolio Fund’s second lien senior secured loans will be subordinated to first lien loans. As such, to the extent a Portfolio Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Portfolio Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. A Portfolio Fund may participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covenant-Lite Loans. A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose a Portfolio Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.

Unsecured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsecured Loans. Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investments. The Fund may be exposed to real estate risk through its allocation to real estate Portfolio Funds. Real estate Portfolio Funds are subject to risks associated with the ownership of real estate, including (i) changes in the general economic climate (such as changes in interest rates), (ii) local real estate conditions (such as an oversupply of space or a reduction in demand for space), (iii) the quality and philosophy of management, (iv) competition (such as competition based on rental rates), (v) specific features of properties (such as location), (vi) financial condition of tenants, buyers and sellers of properties, (vii) quality of maintenance, insurance and management services, (viii) changes in operating costs, (ix) government regulations (including those governing usage, improvements, zoning and taxes), (x) the availability of financing and (xi) potential liability under environmental and other laws (such as successor liability if investing in existing entities). Certain of these developments could result from, among other things, changing tastes and preferences (such as for remote work arrangements) as well as cultural, technological, global or local economic and market developments. In addition, changing interest rate environments and associated changes in lending standards and higher refinancing rates may adversely affect real estate markets. The occurrence of any of the foregoing developments would likely increase default risk for the properties and loans underlying these investments as well as impact the value of, and income generated by, these investments. These developments could also result in reduced liquidity for real estate Portfolio Funds and other real estate-related investments. Some real estate Portfolio Funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate Portfolio Funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies. The Fund may invest in the securities of other registered investment companies and BDCs to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies and BDCs if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies and BDCs, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company or BDC being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company or BDC, except as otherwise permitted by applicable regulations. The Fund may seek to rely on a rule under the 1940 Act that allows the Fund’s investments in other registered investment companies or BDCs to exceed these limits; though, the Fund’s reliance on this rule is dependent on the Fund’s satisfaction of certain conditions under the rule. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Exchange Traded Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Funds. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. ETF shares can trade at either a discount or premium to the ETF’s net asset value per share. If an ETF held by the Fund or a Portfolio Fund trades at a discount to net asset value, the Fund or Underlying Fund could lose money even if the securities in which the ETF invests go up in value. There can be no assurances that an ETF’s investment objectives will be achieved, and ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including management or other fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Business Development Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business Development Companies. The Fund may invest in private BDCs and public BDCs. A BDC is a type of closed-end investment company regulated under the 1940 Act. BDCs typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical and manufacturing, technology and service companies. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. Unlike corporations, BDCs are not taxed on income at the corporate level, provided the income is distributed to their shareholders and that the BDC complies with the applicable requirements of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended.

Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. Private BDCs and public, non-traded BDCs are illiquid investments, and there is no guarantee the Fund will be able to liquidate or sell its private BDC investments.

Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. The Fund may invest in private REITs and public non-traded REITs. REITs may be affected by changes in the real estate markets generally as well as changes in the values of the properties owned by the REIT or securing the mortgages owned by the REIT. REITs are dependent upon management skill and are not diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for favorable tax treatment under the Code and to maintain an exemption under the 1940 Act. For example, because a REIT may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

REITs are subject to significant commissions, expenses, and organizational and offering costs that reduce the value of an investor’s (including the Fund’s) investment. REITs are not liquid, and investments in REITs may not be accessible for an extended period of time.

Redemption programs offered by REITs may have significant restrictions, such as caps on the amount of shares that can be redeemed annually, limits on the amounts and sources of funds that may be used to fund redemptions and the ability of the REIT to suspend or terminate the program at its discretion. There is no guarantee of any specific return on the principal amount or the repayment of all or a portion of the principal amount invested in REITs. In addition, there is no guarantee that investors (including the Fund) will receive distributions. Distributions from REITs may be derived from sources other than cash flow from operations, including proceeds of the offering, from borrowings, or from the sale of assets. Payments of distributions from sources other than cash flow from operations will decrease or diminish an investor’s interest. Dividends paid by REITs may vary based on economic risks, geopolitical risks, changes in the real estate market, performance of the REIT, regulatory changes, and key personnel changes. Distributions from REITs can be suspended for a period of time or halted altogether.

Non-U.S. Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Risk. Certain of the Portfolio Funds may invest, and the Fund may co-invest, in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Fund and the Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Sanctions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sanctions. To the extent permitted by applicable law, certain portfolio companies may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the U.S., the U.K., the E.U., and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian Oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’s economy or military efforts. The ongoing conflict and the evolving measures in response could have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore could adversely affect the performance of the Fund’s portfolio companies. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to the Fund and its portfolio companies and operations, and the ability of the Fund to achieve its investment objectives. Similar risks will exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact portfolio companies, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which the Portfolio Funds rely.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk. Some Portfolio Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Co-Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investments. The Fund makes direct investments in the equity and/or debt securities of private companies, including through or alongside private equity funds and other private equity firms. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the Portfolio Fund Managers, including to the extent they serve as the lead investor in the transaction. There can be no assurance that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Sub-Adviser’s judgment. The market for co-investment opportunities is competitive and may be limited, and the co-investment opportunities to which the Fund wishes to allocate assets may not be available at any given time. Due diligence is conducted on co-investment opportunities; however, the Sub-Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Sub-Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund generally relies on the Portfolio Fund Managers offering such co-investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the co-investment.

Non-Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to elect to be treated, and to qualify annually, as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in “qualified publicly traded partnerships” (as defined in the Code); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”

Substantial Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Fees and Expenses. A Shareholder in the Fund that meets the eligibility conditions imposed by one or more Portfolio Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in Portfolio Funds. By investing in the Portfolio Funds through the Fund, a Shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund.

Control Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions. Portfolio Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Portfolio Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Portfolio Funds, the investing Portfolio Funds likely would suffer losses on their investments.

Inadequate Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse To Fund's Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Portfolio Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion Of Shareholder Based On Certain Detrimental Effects Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Exclusion of a Shareholder Based on Certain Detrimental Effects. The Fund may repurchase and/or redeem Shares held by a Shareholder or other person acquiring Shares from or through a Shareholder in accordance with the terms of its Declaration of Trust and the 1940 Act, including Rule 23c-2, if:

•	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Shareholder or with the consent of the Fund;

•	ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•	continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser, the Sub-Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true; or

•	the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Risk Related To Limitations On Transfer Shares Not Listed No Market For Class A Shares Or Class I Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transfer; Shares Not Listed; No Market for Class A Shares or Class I Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Class A Shares or Class I Shares, and the Fund contemplates that one will not develop. Therefore, the Shares are not, and are not expected to be, readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, Class A Shares and Class I Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Closed-end Fund Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.

Repurchase Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased when such Shareholders tender their Shares. It is possible that general economic and market conditions, or specific events affecting one or more underlying Portfolio Funds, could cause a decline in the value of Shares in the Fund prior to the Fund repurchasing such Shares. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Portfolio Funds may be subject to lengthy lock up periods where the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to net asset value and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Portfolio Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Portfolio Funds in a timely manner. See “Repurchases and Transfer of Shares.”

Distributions In Kind Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate its interests in Portfolio Funds at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Sub-Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Substantial Repurchases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases, leading to a market position more appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Portfolio Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Portfolio Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of Shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Portfolio Funds may not reflect the Sub-Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Portfolio Funds, in that the Fund’s performance may be tied to the performance of fewer Portfolio Funds and/or may not reflect the Sub-Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. These consequences may be particularly pronounced if the Fund received requests to repurchase substantial amounts of Shares and may have a material adverse effect on the Fund’s ability to achieve its investment objective and on the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Portfolio Funds in which the Fund is invested. There is no assurance that the Fund will be able to obtain necessary information from the Portfolio Funds or to independently verify information received from the Portfolio Funds for purposes of satisfying the applicable requirements under Subchapter M of the Code.

Some of the income that the Fund may earn directly or through a Portfolio Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to Shareholders. The Fund’s subsidiaries include entities that engage in investment activities in securities or other assets that are primarily controlled by the Fund.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in a Portfolio Fund only at certain times specified by the governing documents of each respective Portfolio Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from a Portfolio Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders, and the Fund generally would not be required to make any distributions unless certain other restrictions were to apply to require distributions. In addition, all distributions (including distributions of net capital gain) to Shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations Distributions To Shareholders And Potential Fund Level Tax Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to Shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to Shareholders. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “U.S. Federal Income Tax Aspects” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Portfolio Funds located outside of the U.S. or other non-U.S. portfolio companies or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Portfolio Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Portfolio Funds or such other entities and thus on the Shareholders’ investment in the Fund. See “U.S. Federal Income Tax Aspects.”

Change In Tax Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Change in Tax Laws. Each prospective investor should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund and/or a Portfolio Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities.

The impact of new legislation on Shareholders, the Fund, the Portfolio Funds and the entities through which the Portfolio Funds invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of new legislation on an investment in the Fund.

Regulatory Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Change. Legal and regulatory changes could occur during the term of the Fund, which may materially adversely affect the Fund. In addition, legislation or regulation may change the way in which the Fund is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

The rules under the Commodity Exchange Act (“CEA”) require that the Adviser either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the Commodity Futures Trading Commission (“CFTC”) as a “commodity pool operator” (“CPO”) with respect to the Fund or be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements. The Adviser has elected to claim an exclusion from the definition of CPO with respect to the Fund. If the Adviser and the Fund become subject to CFTC regulation, as well as related National Futures Association rules, the Fund may incur additional compliance and other expenses.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund, like all companies, has become more susceptible to operational, information security and related risks through breaches in cyber security. In general, cyber security failures or breaches of the Fund or the Portfolio Funds or their respective service providers or the issuers of securities in which the Portfolio Funds invest may result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches affecting the Adviser, the Sub-Adviser the Portfolio Fund Managers and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber security breaches in the future.

While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber security breaches, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund does not directly control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	0.40%
Interest Expenses on Borrowings [Percent]	[3],[4]	0.14%
Distribution/Servicing Fees [Percent]	[3]	0.75%
Acquired Fund Fees and Expenses [Percent]	[3],[5]	2.40%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[6]	0.27%
Total Annual Expenses [Percent]	[3]	3.96%
Waivers and Reimbursements of Fees [Percent]	[3],[7]	(0.81%)
Net Expense over Assets [Percent]	[3],[7]	3.15%
Expense Example, Year 01		$ 32
Expense Example, Years 1 to 3		117
Expense Example, Years 1 to 5		203
Expense Example, Years 1 to 10		$ 425
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			61,346,331
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	0.40%
Interest Expenses on Borrowings [Percent]	[3],[4]	0.14%
Distribution/Servicing Fees [Percent]	[3]	0.00%
Acquired Fund Fees and Expenses [Percent]	[3],[5]	2.40%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[6]	0.27%
Total Annual Expenses [Percent]	[3]	3.21%
Waivers and Reimbursements of Fees [Percent]	[3],[7]	(0.81%)
Net Expense over Assets [Percent]	[3],[7]	2.40%
Expense Example, Year 01		$ 24
Expense Example, Years 1 to 3		93
Expense Example, Years 1 to 5		165
Expense Example, Years 1 to 10		$ 355
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			18,126,015

[1]	While Class A Shares do not impose a front-end sales charge, the Selling Agent may directly charge you a commission in such amount as it may determine. Please consult the Selling Agent for additional information.
[2]	A 2% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An Early Repurchase Fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The Fund may waive the Early Repurchase Fee that would otherwise apply for a repurchase of Shares (i) if such Shares are held in a discretionary account for which repurchase decisions are made pursuant to delegated authority and not by the Shareholder that is the beneficial owner of such Shares or (ii) held by a Shareholder that is employed by the Fund’s independent auditor and that becomes compelled to tender such Shares to comply with the professional independence requirements for such auditor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases and Transfers of Shares.”
[3]	Assumes the Fund raises $600 million in proceeds in the next 12 months resulting in estimated average net assets of approximately $1.2 billion.
[4]	These expenses represent estimated interest payments the Fund expects to incur in connection with its expected credit facility during the next 12 months of operations. See “Investment Program — Leverage.”
[5]	Refers to the estimated fees and expenses to be incurred by the Fund on behalf of its investments in the Portfolio Funds, but excludes any carried interest or similar profit-based allocations that are paid solely on the realization and/or distribution of gains (or on the sum of such gains and unrealized appreciation of assets distributed in kind), as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Acquired Fund Fees and Expenses can be broken down into three categories: management fees, incentive fees and operating expenses. The Portfolio Funds in which the Fund invests generally charge annual management fees ranging from 1.00% to 1.75% and incentive fees ranging from 0% to 20% of profits per annum. Operating expenses charged by the Portfolio Funds include, but are not limited to: administrative fees, professional fees (i.e., audit and legal fees), dividend expense, stock borrowing costs and other pass-through expenses associated with the trading strategies of the Portfolio Funds. Future Portfolio Funds may have fees and expenses which could be substantially different and could vary over time.
[6]	Other Expenses are estimated for the Fund’s current fiscal year.
[7]	The Adviser has contractually entered into an “Expense Reimbursement Agreement” with the Fund, for an initial Reimbursement Period, under which the Adviser agrees that it will, with respect to the relevant month, pay, absorb or reimburse the Fund’s Management Fee, Other Expenses and Interest Expenses to the extent that the Management Fee, Other Expenses and Interest Expenses in the aggregate equal or are less than 1.25% per annum of the Fund’s average daily net assets. The Adviser may recalculate and extend the Reimbursement Period for the Fund on an annual basis. This contractual arrangement will remain in effect for at least one year from the date of this Prospectus unless the Fund’s Board of Trustees approves its earlier termination. The Adviser may not recoup expenses reimbursed pursuant to the Expense Reimbursement Agreement. If the Expense Reimbursement amount is less than the aggregate Revenue Sharing Payments received by the Distributor during the Reimbursement Period, the Adviser anticipates providing for such period a voluntary expense reimbursement to the Fund to further reduce the Fund’s total Management Fee, Other Expenses and Interest Expenses. In addition, the Adviser will extend its voluntary expense reimbursement to the Fund to a subsequent period to further reduce the Fund’s total Management Fee, Other Expenses and Interest Expenses if the aggregate Revenue Sharing Payments received by the Distributor during the Reimbursement Period is greater than the Fund’s Management Fee, Other Expenses and Interest Expenses incurred during the Reimbursement Period.